Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and Contingencies

Operating lease

The Company leases a number of properties under operating leases. Rental expenses under operating leases for the years ended December 31, 2013, 2014 and 2015, were HK$23,238, HK20,391 and HK$19,538, respectively.

As of December 31, 2015, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

HK$

Years ending December 31,
2016	9,221
2017	7,315
2018	2,555
Thereafter	143
Total minimum lease payments	19,234

Capital commitment

As of December 31, 2015, the Company had capital commitments for purchase of plant and machineries totaling HK$17,027, which are expected to be disbursed during the year ending December 31, 2016.

Bonus Plan

The Company has established a bonus plan for the management/executive officers. Pursuant to the plan, in order for any bonus to be paid, the Company must achieve an annual net profit (excluding any extraordinary items) of HK$78,000 in any fiscal year, which is refer to as the “Net Profit Target”. If the Net Profit Target is achieved in any fiscal year, a pool of 4% of any amount over the Net Profit Target will be set aside to provide bonuses to the management/executive officers. Of the bonus pool that is created, Kin Sun Sze-To, Chin Hien Tan and Ho Leung Ning would currently be entitled to 32%, 24% and 24%, respectively, of the available bonus, with the remaining amount being made available for distribution to the remaining officers, subject to adjustment at the discretion of the board. Payment of any bonuses under the plan will be in cash or ordinary shares (to be purchased in the open market), at the board’s sole discretion. The plan has taken effect beginning with the fiscal year ended April 30, 2011. The Company met the Net Profit Target for the year ended December 31, 2013 and 2014 and accordingly paid bonuses in the total sum of HK$115 and HK$2,428, respectively under the plan to its management/executive officers.

The Company will pay bonus in cash according to the bonus plan for the year ended December 31, 2015 as Net Profit Target was met for the year.